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                       Corporate High Yield Fund IV, Inc.
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536


                                                              September 25, 2001

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

     Re: Corporate High Yield Fund IV, Inc.
         Pre-Effective Amendment No. 2 to
         Registration Statement on Form N-2
         (File Nos. 333-57372 and 811-10313)
         -----------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Corporate High Yield Fund IV, Inc. (the "Fund") hereby certifies that:

     (1) the form of prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2, constituting the most recent amendment to the Fund's Registration Statement on Form N-2; and

     (2) the text of Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on September 25, 2001.


                                             Very truly yours,

                                             Corporate High Yield Fund IV, Inc.

                                             By: /s/ Bradeley J. Lucido
                                                --------------------------------
                                                     Bradeley J. Lucido
                                                     Secretary